Basis of Presentation - Disclosure of exchange rates used for the change in presentation (Details) - kr / $	3 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Basis of Presentation [Abstract]
Average rate	0.1433	0.1472	0.1443	0.1456
Closing rate	0.1400	0.1502	0.1435	0.1450